T. Rowe Price International Discovery Fund

Supplement to Summary Prospectus

The last sentence of the first paragraph is revised as follows:

This Summary Prospectus incorporates by reference the fund`s March 1, 2010 prospectus, as supplemented on January 3, 2011, and January 3, 2011 Statement of Additional Information.

The first paragraph under "Management" is replaced with the following:

Investment Adviser T. Rowe Price Associates, Inc. ("T. Rowe Price")

Investment Sub-Advisers T. Rowe Price International Ltd ("T. Rowe Price International") and T. Rowe Price Hong Kong Limited ("Price Hong Kong")

The date of this supplement is January 3, 2011.

F38-041-S 1/3/11